Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for income taxes [Abstract]
Current				$ 15,599	$ 34,253	$ 72,082
Deferred					(429,232)	433,374
Total		$ 15,599		$ 15,599	$ (394,979)	$ 505,456